Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Compensation and benefits
Salaries and variable compensation	SFr 1,997	SFr 1,849	SFr 2,234	SFr 3,846	SFr 4,143
Social security	166	158	172	324	340
Other	193	200	188	393	427
Compensation and benefits	2,356	2,207	2,594	4,563	4,910
Defined Benefit Plan, Service Cost	60	60	55	120	109
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 120	SFr 130	SFr 113	250	263
Bank
Compensation and benefits
Salaries and variable compensation				3,449	3,711
Social security				278	293
Other				369	416
Compensation and benefits				4,096	4,420
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost				250	272
Bank | International
Compensation and benefits
Defined Benefit Plan, Service Cost				SFr 7	SFr 8